787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

August 5, 2016

Via Edgar

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	TD Asset Management USA Funds Inc.

Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A

Registration File Nos. 33-96132 and 811-9086

Commissioners:

On behalf of TD Asset Management USA Funds Inc. (the “Registrant”), a Maryland corporation, we are hereby filing Post-Effective Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A, including exhibits (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purposes of updating certain disclosure in connection with recent amendments to Rule 2a-7 under the 1940 Act. It is proposed that the Amendment become effective 60 days after filing pursuant to paragraph (a)(1) under Rule 485(a).

Please do not hesitate to contact the undersigned at (212) 728-8138 if you have questions or comments or if you require further information.

Sincerely,

/s/ Elliot J. Gluck

Elliot J. Gluck

cc:	Michele Teichner, TDAM USA Inc.

Margery K. Neale, Willkie Farr & Gallagher LLP

New York      Washington, DC      Paris      London      Milan      Rome      Frankfurt      Brussels